Financial and capital risk management (Details 11) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ 16	$ (24)
Bunker Crude Oil Options [Member] | Risk Bunker Oil Price Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	12
Bunker Crude Oil Options [Member] | Risk Bunker Oil Price Decrease [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(14)
Bunker Crude Oil Options [Member] | Risk Bunker Oil Price Decrease [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(214)
Protected Item Part Of Costs Linked To Fuel Oil Prices [Member] | Risk Bunker Oil Price Decrease [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	14
Protected Item Part Of Costs Linked To Fuel Oil Prices [Member] | Risk Bunker Oil Price Decrease [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	214
Forwards Frieght [Member] | Risk Bunker Oil Price Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	4
Forwards Frieght [Member] | Risk Bunker Oil Price Decrease [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	2
Forwards Frieght [Member] | Risk Bunker Oil Price Decrease [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(1)
Protected Item Part Of Costs Linked To Bunker Oil Prices [Member] | Risk Bunker Oil Price Decrease [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(2)
Protected Item Part Of Costs Linked To Bunker Oil Prices [Member] | Risk Bunker Oil Price Decrease [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ 1